Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Global Income Builder Fund | Class A
Risk/Return:
Trading Symbol	EDIAX
Eaton Vance Global Income Builder Fund | Class C
Risk/Return:
Trading Symbol	EDICX
Eaton Vance Global Income Builder Fund | Class I
Risk/Return:
Trading Symbol	EDIIX
Eaton Vance Global Income Builder Fund | Class R
Risk/Return:
Trading Symbol	EDIRX